Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Inventory [Line Items]
Books and other goods	$ 3,727	$ 2,010
Paper and other raw materials	1,035	900
Less: inventory provisions for slow-moving and obsolescence	(530)	(128)
Total	$ 4,232	$ 2,782